Provision for Legal Proceedings (Details) - BRL (R$) R$ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Provision for Legal Proceedings (Details) [Line Items]
Provision for lawsuits	R$ 19	R$ 21
Tax Claims [Member]
Provision for Legal Proceedings (Details) [Line Items]
Provisioned, amount	50	109
Social Security and Labor [Member]
Provision for Legal Proceedings (Details) [Line Items]
Provision of labor claims	85	69
Civil [Member]
Provision for Legal Proceedings (Details) [Line Items]
Provision for lawsuits	5	6
Total civil, regulatory and property	24	27
Possible Contingent Liabilities [Member]
Provision for Legal Proceedings (Details) [Line Items]
Total updating amount	2,437	2,346
Contingent liabilities corresponds, amount	600	478
Tax assessments, amount	637	609
Advertising expenses and various fees	15	13
Possible losses	22	56
Other litigation	50	47
Qualitative and quantitative factors	14	15
Possible Contingent Liabilities [Member] | ICMS [Member]
Provision for Legal Proceedings (Details) [Line Items]
Tax assessments, amount	R$ 1,099	R$ 1,128
Guarantees [member]
Provision for Legal Proceedings (Details) [Line Items]
Cost of guarantees, percentage	0.31%